RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Assets and liabilities measured and disclosed at fair value
The following table presents Brookfield Renewable's assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2022				December 31, 2021
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$823	$—	$—	$823	$764
Restricted cash(1)	391	—	—	391	312
Financial instrument assets(1)
Energy derivative contracts	—	30	5	35	55
Interest rate swaps	—	212	—	212	40
Foreign exchange swaps	—	34	—	34	32
Investments in debt and equity securities	160	38	93	291	195
Property, plant and equipment	—	—	49,594	49,594	49,432
Liabilities measured at fair value:
Financial instrument liabilities(1)
Energy derivative contracts	—	(308)	(206)	(514)	(226)
Interest rate swaps	—	(100)	—	(100)	(228)
Foreign exchange swaps	—	(28)	—	(28)	(56)
Tax equity	—	—	(383)	(383)	(455)
Contingent consideration(1)(2)	—	—	(143)	(143)	(3)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(1,917)	(440)	—	(2,357)	(2,334)
Non-recourse borrowing(1)	(2,106)	(18,185)	—	(20,291)	(20,435)
Total	$(2,649)	$(18,747)	$48,960	$27,564	$27,093
(1)Includes both the current amount and long-term amounts.
(2)Amount relates to business combinations completed in 2021 and 2022 with obligations lapsing from 2022 to 2027.

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	June 30, 2022			December 31, 2021
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$35	$514	$(479)	$(171)
Interest rate swaps	212	100	112	(188)
Foreign exchange swaps	34	28	6	(24)
Investments in debt and equity securities	291	—	291	195
Tax equity	—	383	(383)	(455)
Total	572	1,025	(453)	(643)
Less: current portion	86	440	(354)	(340)
Long-term portion	$486	$585	$(99)	$(303)

Unrealized gains (losses) included in foreign exchange and unrealized financial instrument loss
The following table reflects the gains (losses) included in Foreign exchange and financial instrument in the interim consolidated statements of income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Energy derivative contracts	$(48)	$(63)	$(164)	$(104)
Interest rate swaps	15	(3)	65	50
Foreign exchange swaps	28	1	36	60
Tax equity	32	2	62	16
Foreign exchange (loss) gain	(33)	16	(42)	(21)
	$(6)	$(47)	$(43)	$1

Unrealized gains (losses) included in other comprehensive income
The following table reflects the gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Energy derivative contracts	$(77)	$(79)	$(226)	$(39)
Interest rate swaps	95	(2)	222	45
Foreign exchange swaps	9	(8)	(2)	(3)
	27	(89)	(6)	3
Foreign exchange swaps – net investment	97	(12)	52	16
Investments in debt and equity securities	(4)	3	(9)	5
	$120	$(98)	$37	$24

Reclassification adjustments recognized in net income
The following table reflects the reclassification adjustments recognized in net income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Energy derivative contracts	$35	$4	$88	$(51)
Interest rate swaps	1	9	4	12
	$36	$13	$92	$(39)
Foreign exchange swaps - net investment	—	(44)	—	(44)
Foreign currency translation	—	80	—	80
	$36	$49	$92	$(3)